Derivative Financial Instruments - Cross currency swap agreements (Details) $ in Thousands			12 Months Ended
	Jun. 27, 2017 USD ($) agreement	Jun. 27, 2016 agreement	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Cross currency swap agreements
Recycled loss of cash flow hedges reclassified to profit or loss				$ 4,368	$ 23,514
Cross currency swaps qualified as cash flow hedging instruments
Cross currency swap agreements
Notional Amount			$ 90,150	90,150
Number of cross currency swap agreements terminated | agreement	3	3
Payment on termination of cash flow hedge at fair value	$ 20,603
Number of cross currency swap agreements remaining | agreement		3
Recycled loss of cash flow hedges reclassified to profit or loss				4,368	5,583
Effective portion of changes in fair value of cash flow hedges			(5,543)	7,291	(2,559)
Recycled loss of cash flow hedges reclassified to profit or loss on realization of expense			454	398	2,446
Hedging gain/(loss) recognized in other comprehensive income due to retranslation of bonds			4,831	$ (5,022)	$ (1,487)
Gaslog with counterparty DNB Bank ASA, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate				8.59%
Notional Amount			$ 30,050	$ 30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021
Gaslog with counterparty SEB, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate				8.59%
Notional Amount			$ 30,050	$ 30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021
Gaslog with counterparty Nordea Bank Finland, traded in June 2016
Cross currency swap agreements
Fixed Interest Rate				8.59%
Notional Amount			$ 30,050	$ 30,050
Trade date			June 2016
Effective date			June 2016
Original termination date			May 2021